SBA/PPP Notes Payable (Details Narrative) - USD ($)	Dec. 11, 2021	Mar. 27, 2020	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Mar. 10, 2022	Dec. 31, 2021	Feb. 24, 2021	May 31, 2020	Apr. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, description		The loans bear interest at an annual rate of one percent (1%), are due two (2) years from the date of issuance, and all payments are deferred for the first six (6) months of the loan. Any unforgiven balance of loan principal and accrued interest at the end of the six (6) month loan deferral period is amortized in equal monthly installments over the remaining 18-months of the loan term
Guaranteed SBA PPP Loan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face amount										$ 197,600
Debt instrument interest rate stated percentage										1.00%
Debt Instrument, Decrease, Forgiveness	$ 183,567
Notes and loans payable			$ 0	$ 0			$ 14,033
Loan Agreement SBA [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face amount									$ 149,900
Debt instrument interest rate stated percentage									3.75%
Notes and loans payable			149,900	149,900			149,900
Second Draw Guaranteed SBA PPP Loan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face amount								$ 197,662
Debt instrument interest rate stated percentage								1.00%
Notes and loans payable			$ 0	$ 0	$ 0	$ 197,662	$ 197,662